Share Capital (Tables)	12 Months Ended
Jan. 31, 2024
Share Capital
Schedule of common shares outstanding

	January 31,	January 31,	January 31,
(thousands of shares)	2024	2023	2022
Balance, beginning of year	84,820	84,756	84,494
Shares issued:
Stock options and share units exercised	363	64	262
Issuance of common shares	—	—	—
Acquisitions (Note 3)	—	—	—
Balance, end of year	85,183	84,820	84,756